Acquisitions (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Sales	$ 677,882
Net loss	$ (4,036,059)
Ht Skills Ltd [Member]
Sales		$ 2,050,906	$ 2,116,637
Operating expenses		28,480,532	6,114,519
Operating loss		(26,429,626)	(3,997,882)
Non-operating expense		1,888,404	1,945,323
Net loss		$ (28,318,030)	$ (5,943,205)
Basic and diluted net income per common share (in dollars per share)		$ (20.40)	$ (6.60)
Member Digital Ltd [Member]
Sales		$ 1,747,738	$ 903,459
Operating expenses		28,224,312	4,951,812
Operating loss		(26,476,574)	(4,048,353)
Non-operating expense		1,877,338	1,853,557
Net loss		$ (28,353,912)	$ (5,901,910)
Basic and diluted net income per common share (in dollars per share)		$ (20.40)	$ (9.60)
Group Card [Member]
Sales		$ 1,905,715	$ 834,287
Operating expenses		10,883,177	4,990,728
Operating loss		(8,977,462)	(4,156,441)
Non-operating expense		3,102,396	1,853,381
Net loss		$ (12,079,858)	$ (6,009,822)
Basic and diluted net income per common share (in dollars per share)		$ (9.00)	$ (9.00)
ELEQT Ltd [Member]
Sales		$ 2,209,801	$ 2,031,533
Operating expenses		28,920,179	6,473,865
Operating loss		(26,710,378)	(4,442,332)
Non-operating expense		1,877,338	1,855,906
Net loss		$ (28,587,716)	$ (6,298,238)
Basic and diluted net income per common share (in dollars per share)		$ (21.00)	$ (5.40)
Robson Dowry [Member]
Sales		$ 2,209,371	$ 1,641,655
Operating expenses		28,538,270	5,654,285
Operating loss		(26,328,899)	(4,012,630)
Non-operating expense		1,877,338	1,853,557
Net loss		$ (28,206,237)	$ (5,866,187)
Basic and diluted net income per common share (in dollars per share)		$ (20.40)	$ (8.40)